INVENTORIES (Tables)	9 Months Ended
Sep. 28, 2013
INVENTORIES [Abstract]
Schedule of Inventories

Inventories consist of the following:

	September 28, 2013	December 31, 2012
Inventory at FIFO
Finished products	$5,585	$3,615
Materials and work in process	55,494	52,212
Gross inventories	61,079	55,827
Less: LIFO reserve	(39,145)	(38,089)
Less: excess and obsolescence reserve	(1,966)	(1,729)
Net inventories	$19,968	$16,009